Segment information (Primary segment) (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Disclosure of reconciliation between adjusted profit and statutory profit
Following is the reconciliation between the adjusted profit and the statutory profit corresponding to the six-month periods ended 30 June 2024 and 2023:

	EUR million
	Gross Margin		Profit before taxes		Profit
Segment	30-06-2024	30-06-2023	30-06-2024	30-06-2023	30-06-2024	30-06-2023
Retail & Commercial Banking	16,274	14,392	5,187	3,638	3,326	2,421
Digital Consumer Bank	6,449	6,026	1,341	1,504	1,070	1,027
Corporate & Investment Banking	4,188	3,956	2,151	2,305	1,405	1,478
Wealth Management & Insurance	1,789	1,589	1,130	985	818	711
Payments	2,701	2,613	306	498	49	223
Corporate Center	(350)	(342)	(606)	(601)	(609)	(620)
Underlying Profit	31,050	28,234	9,508	8,329	6,059	5,241
Adjustments	(335)	(224)	—	(239)	—	—
Statutory Profit	30,715	28,010	9,508	8,090	6,059	5,241